Quarterly Financial information (Detail) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Information of Subsidiaries Disclosure [Abstract]
Operating loss	$ (2,439,230)	$ (2,280,957)	$ (2,008,917)	$ (1,979,021)	$ (1,796,159)	$ (1,838,491)	$ (1,657,469)	$ (1,732,163)	$ (1,800,363)	$ (6,575,402)	$ (5,784,097)	$ (8,065,054)	$ (7,028,486)	$ (7,135,279)
Net loss	$ (2,446,219)	$ (2,446,022)	$ (2,141,826)	$ (2,063,836)	$ (1,818,977)	$ (1,837,869)	$ (1,658,405)	$ (1,733,112)	$ (1,802,126)	$ (6,595,398)	$ (6,024,639)	$ (8,470,661)	$ (7,031,512)	$ (7,127,375)
Basic and diluted net loss per share (in dollars per share)	$ (0.280)	$ (0.450)	$ (0.410)	$ (0.390)	$ (0.350)	$ (0.350)	$ (0.320)	$ (0.360)	$ (0.370)	$ (0.760)	$ (1.150)	$ (1.60)	$ (1.40)	$ (1.52)